Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 432	$ (28)
Fair Value Gain (Loss) Through Equity	(6)	(6)
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	(7)	4
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	19	(49)
Fair Value Gain (Loss) Through Equity	(6)	(6)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	1	1
Warrants [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 419	$ 16